Loss Per Share	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
Loss per share

26. Loss per share

Loss per share	2023	2022	2021
Loss attributable to owners of the Company	(3,869,173)	(26,528,411)	(17,058,443)
Weighted average number of shares outstanding	491,258	45,536	33,116
Basic and diluted loss per share	(7.88)	(582.58)	(515.11)

Loss per share for continuing operations	2023	2022	2021
Loss attributable to owners of the Company	(7,270,038)	(18,651,643)	(6,688,281)
Weighted average number of shares outstanding	491,258	45,536	33,116
Basic and diluted loss per share	(14.80)	(409.60)	(201.97)

For the years ended December 31, 2023 and 2022 basic and diluted loss per share is based on the weighted average number of shares issued and outstanding and excludes shares to be issued under the Stock Option Plans (Note 16) as they would be anti-dilutive. As of December 31, 2023, the Company had 145,324 options outstanding under its stock option plans. The average number of options outstanding between January 1, 2023 and December 31, 2023 was 41,803 (45,536 for the period between January 1, 2022 and December 31, 2022). As of December 31, 2023, the Company had warrants to purchase up to 759,167 of its common shares issued and outstanding (as of December 31, 2022, the Company had warrants to purchase up to 4,958 common shares).